Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019 CAD ($) shares	Apr. 30, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 37,213			$ 35,116
Balance at end of period	$ 38,010	$ 37,213	$ 34,554	$ 38,010	$ 34,554
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	444,650,308	443,802,263	444,690,997	442,826,380	439,313,303
Equity-settled share-based compensation plans	50,773	172,074	159,232	350,637	797,799
Shareholder investment plan, Number of shares | shares	373,534	423,837	393,267	1,321,554	2,457,753
Employee share purchase plan, Number of shares | shares	339,470	280,232	283,911	919,348	810,154
Number of shares issued, Number of shares | shares	445,414,085	444,678,406	445,527,407	445,417,919	445,447,307
Purchase of common shares for cancellation, Number of shares | shares			(1,750,000)		(1,750,000)
Treasury shares, Number of shares | shares	22,517	(28,098)	(60,238)	18,683	19,862
Ending balance, Number of shares | shares	445,436,602	444,650,308	443,717,169	445,436,602	443,717,169
Balance at beginning of period	$ 13,443	$ 13,350	$ 13,166	$ 13,243	$ 12,548
Equity-settled share-based compensation plans	5	18	16	37	78
Shareholder investment plan, Amount	39	47	46	143	289
Employee share purchase plan, Amount	36	31	32	100	94
Number of shares issued, Amount	13,523	13,446	13,260	13,523	13,250
Purchase of common shares for cancellation, Amount			(52)		(52)
Treasury shares, Amount	2	(3)	(7)	2	3
Balance at end of period	$ 13,525	$ 13,443	$ 13,201	$ 13,525	$ 13,201
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares			1,689,450		1,689,450
Issuance pursuant to acquisition, Amount					$ 194
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares			378,848		378,848
Issuance pursuant to acquisition, Amount					$ 47